DECOMISSIONING PROVISION - Detailed Disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Inflation rate for preset value (percent)	2.10%
Long-term restricted cash	$ 13	$ 0
Reconciliation of changes in other provisions [abstract]
Disposition (Note 9)	$ 92	$ 0
Decommissioning provision
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	50 years
Inflation rate for preset value (percent)		1.80%
Long-term restricted cash	$ 13
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	412	$ 348
Unwinding of discount rate	15	16
Change in rates	(158)	0
Disposition (Note 9)	(20)	0
Additions	1	29
Change in cost estimates and other	9	19
Other provisions, ending balance	$ 259	$ 412
Decommissioning provision | Minimum
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	1 year
Risk-free rate for preset value (percent)	5.70%	3.30%
Decommissioning provision | Maximum
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	83 years
Risk-free rate for preset value (percent)	6.40%	4.70%